Subsequent Events (Details Narrative) (10-K)		1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 19, 2019 USD ($) ft²	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 31, 2020	Mar. 30, 2020 USD ($)
Debt interest percentage				8.30%		8.30%				10.90%
Aggregate total fixed rent			$ 478,000
Operating lease right-of-use asset, net			432,000	$ 680,000		$ 680,000			$ 332,980
Security deposit			16,000
Number of shares issued for services | shares				523,000	1,389,000	949,000	1,389,000	194,030	2,424,121
Minimum [Member]
Aggregate total fixed rent			90,000
Maximum [Member]
Aggregate total fixed rent			101,000
Private Placement [Member]
Common stock, subscriptions amount								$ 306,000	$ 530,000
Number of shares issued for services | shares							1,250,750
Number of stock issued for services, value							$ 625,000
Non-cancelable Real Property Lease Agreement [Member]
Area for land | ft²	3,096
Aggregate total fixed rent	$ 478,000
Operating lease right-of-use asset, net	430,000
Security deposit	16,883
Non-cancelable Real Property Lease Agreement [Member] | Minimum [Member]
Aggregate total fixed rent	7,500
Non-cancelable Real Property Lease Agreement [Member] | Maximum [Member]
Aggregate total fixed rent	$ 8,441
Subsequent Event [Member]
Common stock, subscriptions amount											$ 30,000
Subsequent Event [Member] | Employees [Member]
Number of shares issued for services | shares		241,000
Number of stock issued for services, value		$ 28,000
Subsequent Event [Member] | Private Placement [Member]
Common stock, subscriptions amount			30,000
Subsequent Event [Member] | One Convertible Promissory Note [Member]
Proceeds from promissory note			$ 153,000
Debt interest percentage			22.00%
Maturity date			Aug. 31, 2020
Convertible discount rate			39.00%